Vessel revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel
Analysis of income and expense [abstract]
Pool revenue	$ 902,796	$ 691,886	$ 543,784
Time charter revenue	0	2,551	34,015
Voyage revenue (spot market)	13,096	9,888	7,248
Revenue	$ 915,892	$ 704,325	$ 585,047
Vessels that earned revenue in long-term time-charter contracts | vessel		3	5